RESTATEMENT AND RECLASSIFICATIONS - Restatement Adjustments to Inaccurate Revenue and Relevant Accounts (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Accounts receivable - third parties, net			158,725		202,172	177,232	$ 24,907
Contract assets			21,118		18,342	15,582	$ 3,314
Accrued expenses and other current liabilities			¥ 59,253	$ 9,298	16,542	18,512
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues					(44,235)	(57,484)
Accounts receivable - third parties, net					(26,721)	(29,397)
Contract assets					(17,965)	(9,668)
Accrued expenses and other current liabilities					(4,042)	7,406
Restatement Adjustments | Restatement adjustments to inaccurate revenue and relevant accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cut-off Errors					19,154	(16,207)
Errors in revenue recognition					(68,973)	(38,492)
Net Basis Transactions					5,584	(2,785)
Revenues					(44,235)	(57,484)
Accounts receivable - third parties, net					19,288	(16,321)
Accounts receivable - third parties, net					(51,490)	(29,093)
Contract assets					(17,965)	(9,668)
Accrued expenses and other current liabilities					¥ (2,989)	¥ (3,282)